Hartford Long/Short Global Equity Fund
Hartford Long/Short Global Equity Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks to provide long-term capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 82 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class Y, or Class F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford Long/Short Global Equity Fund	Class A		Class C	Class I	Class Y	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Long/Short Global Equity Fund		Class A	Class C	Class I	Class Y	Class F
Management fees	[1]	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and service (12b-1) fees		0.25%	1.00%	none	none	none
Total other expenses		0.89%	0.89%	0.91%	0.89%	0.83%
Dividend and interest expenses on short sales		0.48%	0.48%	0.48%	0.48%	0.48%
Other expenses	[2]	0.41%	0.41%	0.43%	0.41%	0.35%
Acquired fund fees and expenses		0.06%	0.06%	0.06%	0.06%	0.06%
Total annual fund operating expenses	[3]	2.45%	3.20%	2.22%	2.20%	2.14%
Fee waiver and/or expense reimbursement	[4]	0.16%	0.16%	0.18%	0.16%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[4]	2.29%	3.04%	2.04%	2.04%	2.04%
[1]	"Management fees" have been restated to reflect current fees.
[2]	"Other expenses" for Class Y have been restated to reflect estimated amounts in connection with the new transfer agency fee effective May 1, 2019.
[3]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Other expenses" for Class Y.
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.75% (Class A), 2.50% (Class C), 1.50% (Class I), 1.50% (Class Y), and 1.50% (Class F). This contractual arrangement will remain in effect until February 29, 2020 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Long/Short Global Equity Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	769	1,257	1,770	3,172
Class C	407	971	1,660	3,492
Class I	207	677	1,173	2,540
Class Y	207	673	1,165	2,521
Class F	207	660	1,140	2,465

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Hartford Long/Short Global Equity Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	769	1,257	1,770	3,172
Class C	307	971	1,660	3,492
Class I	207	677	1,173	2,540
Class Y	207	673	1,165	2,521
Class F	207	660	1,140	2,465

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% (excluding short sales) of the average value of its portfolio. If short sales were included, the Fund's portfolio turnover rate would have been 572% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its investment objective by investing in both long and short positions in equity and equity-related securities. The Fund, under normal circumstances, invests at least 80% of its assets in equity securities or equity-related securities, including both long and short positions and derivative investments that provide exposure to equity securities. Wellington Management Company LLP (“Wellington Management”), the Fund’s sub-adviser, employs bottom-up, fundamental analysis as well as quantitative and macro-economic research to select securities for purchase. Wellington Management selects securities for the Fund to sell short based on a quantitative investment model designed to identify securities that are likely to underperform the MSCI All Country World (ACWI) Small Cap Index, based on factors such as quality, momentum, and valuation. The Fund typically maintains a net long exposure of around 50-70% of the Fund's net assets. The Fund’s gross long exposure typically exceeds 100% of the Fund’s net assets and is generally expected to be around 110-130% of the Fund's net assets. The Fund’s gross long exposure will not exceed 200% of the Fund's net assets. The Fund’s gross short exposure is generally expected to equal 50% of the Fund’s gross long exposure, but could vary based on market movements and/or Wellington Management’s view of market conditions. The Fund’s use of long and short positions is designed to seek to provide capital appreciation with lower volatility than the global equity markets.

The Fund may invest in stocks with a broad range of market capitalizations, but tends to invest primarily in small capitalization companies with market capitalizations within the collective range of the MSCI ACWI Small Cap Index. The Fund may invest in both domestic and foreign issuers, including issuers located in emerging markets. The Fund may invest in derivative instruments, including futures and forward contracts; swaps agreements - such as interest-rate swaps, credit default swaps, or total return swaps; call and put options; or warrants and rights. Any of these derivatives may be used in an effort to enhance returns or to hedge the Fund’s positions by managing or adjusting the risk profile of the Fund or its positions. In addition to derivative instruments, the Fund may invest in repurchase agreements and reverse repurchase agreements, exchange traded funds and similar liquid equity equivalents, as well as cash and cash equivalents. The Fund may trade investments actively.

Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities or derivative instruments or other investments with exposure to foreign securities of at least three different countries outside the United States. During periods of unfavorable market conditions, the Fund may reduce its exposure to foreign securities, but typically will continue to invest at least 30% of its net assets in foreign securities as described above. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Short Sales Risk −In a short sale, the Fund sells a borrowed security, which it must later repurchase and resell to the lender. The Fund will lose money if it must repurchase the security for a price higher than the price at which it sold the borrowed security. This potential loss is theoretically unlimited. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price, which could make it difficult or impossible for the Fund to effect its investment strategy. When the Fund invests the money it receives from selling securities short, the Fund is employing a form of leverage. The use of leverage may increase the Fund’s exposure to the equity investments in its portfolio and make any change in the Fund’s net asset value greater than it would be without the use of leverage, which could increase the volatility of the Fund’s returns. The Fund’s use of leverage may not be successful and could cause the Fund to underperform the market or other funds. If the Fund uses short sales for hedging purposes, there can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom’s intended departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

Derivatives Risk −Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Swaps Risk −A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Futures and Options Risks −Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid. Futures and options also may involve the use of leverage as the Fund may make a small initial investment relative to the risk assumed, which could result in losses greater than if futures or options had not been used. Futures and options are also subject to the risk that the other party to the transaction may default on its obligation.

Quantitative Investing Risk −The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance. This may be as a result of the factors used in building the quantitative analytical framework, the weights placed on each factor, the accuracy of historical data supplied by third parties, and changing sources of market returns.

Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Returns do not include sales charges. If sales charges were reflected, returns would have been lower

•    Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 5.82% (1st quarter, 2015) Lowest -9.76% (4th quarter, 2018)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index and a blended benchmark. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Average annual total returns for periods ending December 31, 2018 (including sales charges)
Average Annual Total Returns - Hartford Long/Short Global Equity Fund	Average Annual Returns, Label	1 Year		Since Inception		Inception Date
Class A	Class A - Return Before Taxes	(19.69%)		0.12%		Aug. 29, 2014
Class A | After Taxes on Distributions	Class A - After Taxes on Distributions	(20.00%)		(0.26%)		Aug. 29, 2014
Class A | After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(11.44%)		0.11%		Aug. 29, 2014
Class C	Class C - Return Before Taxes	(16.18%)		0.91%		Aug. 29, 2014
Class I	Class I - Return Before Taxes	(14.89%)		1.61%		Aug. 29, 2014
Class Y	Class Y - Return Before Taxes	(14.93%)		1.65%		Aug. 29, 2014
Class F	Class F - Return Before Taxes	(14.86%)		1.64%		Aug. 29, 2014
MSCI ACWI Index (Net)	MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	(9.42%)		3.25%		Aug. 29, 2014
60% MSCI ACWI Small Cap Index (Net)/ 40% ICE BofAML US 3-Month Treasury Bill Index	60% MSCI ACWI Small Cap Index (Net)/ 40% ICE BofAML US 3-Month Treasury Bill Index	(7.96%)	[1]	2.13%	[1]	Aug. 29, 2014	[1]
[1]	The blended benchmark, a secondary benchmark, is calculated by the Investment Manager.